Subordinated liabilities - Disclosure of undated and dated subordinated liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subordinated liabilities [abstract]
Undated subordinated liabilities	£ 0	£ 28
Dated subordinated liabilities	10,494	11,395
Total subordinated liabilities	£ 10,494	£ 11,423	£ 12,759